Special Items	12 Months Ended
Dec. 31, 2017
Disclosure of special items [Abstract]
Special Items

	US Dollars
Figures in millions	2017	2016	2015
Impairment and derecognition of assets(1)	297	3	20
Impairment of other investments	3	—	—
Retrenchment and related costs(2)	88	1	4
Legal fees (recoveries) and other costs related to contract terminations and settlement costs(3)	71	11	(1)
Write-down of inventories	3	12	11
Net (profit) loss on disposal of assets	(8)	(4)	(1)
Royalties received (note 3)	(18)	(9)	(4)
Indirect tax expense (recoveries)	2	(2)	(20)
Repurchase premium and cost on settlement of debt facilities	—	30	61
Other	—	—	1
	438	42	71
(1) Impairments and derecognitions include tangible assets $253m, intangible assets $9m and held for sale assets $35m.
(2) Includes retrenchment costs incurred on the restructuring of South African operations which was announced during June 2017.
(3) Includes provision for silicosis class action settlement. For details refer note 26.